Investment in associates and joint ventures - Summary of changes in investments in associates and joint ventures (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of investments in associates and joint ventures [line items]
Opening balance as at 1 January	€ 1,500
Share of results	149	€ 92	€ 141
Closing balance	1,509	1,500
Associates and joint ventures
Disclosure of investments in associates and joint ventures [line items]
Opening balance as at 1 January	1,500	1,587
Additions	55	48
Revaluations	4	(8)
Share of results	149	92
Dividends received	(74)	(48)
Disposals	(89)	(10)
Impairments	(5)	(192)
Exchange rate differences	(32)	27
Other		4
Closing balance	€ 1,509	€ 1,500	€ 1,587